Note 25 - Other Expenses (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Amortization of intangible assets	$16,699	$15,941
Depreciation of property, plant and equipment	4,115	6,579
Bad debts expense	56,331	56,041
Share-based compensation	18,353	6,076
	$95,498	$84,637

Disclosure of cost of sales [text block]
	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Amortization	$3,116	$2,974
Direct energy costs and other	2,982,527	3,058,109
	$2,985,643	$3,061,083

Disclosure of employee benefits [text block]
	For the	For the
	year ended	year ended
	March 31, 2018	March 31, 2017
Wages, salaries and commissions	$237,867	$206,499
Benefits	24,100	19,946
	$261,967	$226,445